Offerings - Offering: 1	Nov. 17, 2025 USD ($)
Offering:
Fee Previously Paid	false
Rule 0-11	true
Transaction Valuation	$ 349,479,887.50
Fee Rate	0.01381%
Amount of Registration Fee	$ 48,263.18
Offering Note	(1) Title of each class of securities to which transaction applies: Denny's Corporation common stock, par value $0.01 per share ("Denny's common stock"). (2) As of the close of business on November 14, 2025, the maximum number of shares of Denny's common stock and other equity interests to which this transaction applies is estimated to be based on: (a) 51,498,994 issued and outstanding shares of Denny's common stock; (b) 2,597,870 shares of Denny's common stock subject to outstanding restricted stock units (including 1,359,962 shares underlying time-based restricted stock units, 699,848 shares underlying deferred stock units and 205,125 shares underlying special stock unit awards); and (c) 1,819,918 shares of Denny's common stock subject to outstanding performance stock units (assuming the achievement of applicable performance conditions at the target level). (3) Pursuant to Rule 0-11 of the Securities Exchange Act of 1934, as amended (the "Exchange Act"), and solely for the purposes of calculating the filing fee, the proposed maximum aggregate value of the transaction was calculated, as of November 14, 2025, as the product of (i) 55,916,782 (the maximum number of shares of Denny's common stock and other equity interests to which this transaction applies and are entitled to receive the Merger Consideration, as described in note 2 above), and (ii) the per share Merger Consideration of $6.25. (4) In accordance with Section 14(g) of the Exchange Act and Exchange Act Rule 0-11, the filing fee was determined by multiplying the sum calculated in note (3) above by 0.00013810.